Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Receivables from contracts with customers [abstract]
Summary of Receivables from contracts with customers, contract assets and contract liabilities
Receivables from contracts with customers, contract assets and contract liabilities are comprised of the following:

	Yen in millions
	April 1	March 31
	2023	2024	2025
Receivables from contracts with customers *1	1,679,106	1,931,631	1,736,079
Contract assets *2	19,355	17,820	7,973
Contract liabilities *3	508,454	534,432	632,912

*1
Receivables from contracts with customers are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other financial assets,”
non-current.

*2	Contract assets are included in the consolidated statements of financial position as “Trade and other receivables, and contract assets” and “Other non-current assets.”
*3	Contract liabilities are included in the consolidated statements of financial position as “Other current liabilities” and “Other non-current liabilities.”

Summary of the amount of cumulative revenue

	Yen in millions
	March 31
	2024	2025
Pictures - Motion Pictures and Television Productions *1	813,790	748,517
Pictures - Media Networks	10,027	9,094
Music *2	112,609	116,184
Others	58,717	69,587

*1	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.
*2	The amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content.

Summary of Contract Costs	Contract costs are comprised as follows:

	Yen in millions
	March 31
	2024	2025

Incremental costs of obtaining a contract	6,882	12,901